SEGMENT INFORMATION - Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Segment income	$ 1,037	$ 880	$ 2,241	$ 1,929
Other revenue	2,893	3,055	5,849	5,776
Other cost of sales/amortization	(1,704)	(1,900)	(3,416)	(3,676)
Exploration, evaluation and project expenses not attributable to segments	(77)	(78)	(138)	(149)
General and administrative expenses	(47)	(71)	(85)	(111)
Other income not attributable to segments	(26)	(73)	(45)	(38)
Impairment reversals (charges)	(2)	(23)	87	313
Loss on currency translation	(7)	(2)	(11)	(18)
Closed mine rehabilitation	(6)	(7)	(29)	(97)
Income from equity investees	104	61	207	115
Finance costs, net (includes non-segment accretion)	(91)	(82)	(178)	(186)
Gain on non-hedge derivatives	(2)	12	(1)	5
Income before income taxes	1,037	880	2,241	1,929
Reportable segments [member]
Disclosure of operating segments [line items]
Segment income	1,147	1,072	2,325	1,978
Other revenue	2,869	3,008	5,763	5,689
Exploration, evaluation and project expenses not attributable to segments	(18)	(23)	(32)	(38)
Other income not attributable to segments	(28)	(52)	(54)	(72)
Income before income taxes	1,147	1,072	2,325	1,978
Other items not allocated to segments
Disclosure of operating segments [line items]
Other revenue	24	47	86	87
Other cost of sales/amortization	(28)	(39)	(64)	(75)
Exploration, evaluation and project expenses not attributable to segments	(59)	(55)	(106)	(111)
General and administrative expenses	(47)	(71)	(85)	(111)
Other income not attributable to segments	(4)	(37)	(3)	17
Impairment reversals (charges)	(2)	(23)	87	313
Loss on currency translation	(7)	(2)	(11)	(18)
Closed mine rehabilitation	(6)	(7)	(29)	(97)
Income from equity investees	104	61	207	115
Finance costs, net (includes non-segment accretion)	(83)	(78)	(165)	(174)
Gain on non-hedge derivatives	$ (2)	$ 12	$ (1)	$ 5